Acquisition (Details) - Schedule of Allocation of the Purchase Price as of the Acquisition	6 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Allocation of the Purchase Price as of the Acquisition [Abstract]
Cash and cash equivalents	$ 141,891
Accounts receivable	76,372
Notes receivable	44,183
Advances to suppliers	154,230
Prepaid expenses and other current assets	1,726
Inventories, net	434,110
Property and equipment, net	48,754
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Total assets (a)	4,091,208
Advances from customers	22,647
Accounts payable	30,361
Accrued expenses and other payables	164,012
Total liabilities (b)	217,020
Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Cash consideration	667,840
Share consideration	8,080,448
Total consideration (e)	8,748,288
Goodwill as of acquisition date (e+d-c)	5,147,798
Goodwill impairment	(3,154,436) [1]
Foreign currency translation adjustment	(262,780)
Goodwill as of March 31, 2024	$ 1,730,582

[1]	The Company conducted qualitative assessment on the goodwill and decided that impairment indicators implied that it was likely that the FV of the reporting unit is less than the carrying amount. Due to non-achievement of committed financial performance, the Company has engaged an independent third-party valuation specialist to conduct impairment testing on the reporting unit on March 31, 2024. The Company recognized $1,792,392 and $1,362,044 impairment loss of goodwill related to the acquisition of Changzhou Sixun for the fiscal year ended September 30, 2023, and for the six months ended March 31, 2024, respectively. As of March 31, 2024, the carrying amount of goodwill was $1,730,582.